As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 36th Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street, 36th Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2010
The Wall Street Fund, Inc.

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace - 0.9%
Raytheon Co.	2,000	$114,240

Apparel - 0.7%
VF Corp.	1,000	80,150

Beverages - 3.0%
Hansen Natural Corp. (a)	3,000	130,140
PepsiCo, Inc.	3,600	238,176
		368,316
Biotechnology - 4.5%
Amgen, Inc. (a)	2,500	149,400
Celgene Corp. (a)	2,000	123,920
Gilead Sciences, Inc. (a)	6,000	272,880
		546,200
Chemicals - 2.4%
Air Products & Chemicals, Inc.	2,000	147,900
The Dow Chemical Co.	5,000	147,850
		295,750
Computers & Peripherals - 3.7%
Hewlett-Packard Co.	5,500	292,325
International Business Machines Corp.	1,250	160,312
		452,637
Construction & Engineering - 1.3%
Fluor Corp.	3,500	162,785

Diversified - 0.7%
United Technologies Corp.	1,250	92,013

Drugs - 3.9%
Bristol Myers Squibb Co.	6,000	160,200
Merck & Co., Inc.	5,000	186,750
Mylan, Inc. (a)	6,000	136,260
		483,210
Electrical Equipment - 1.0%
General Electric Co.	6,500	118,300

Energy - 5.9%
Apache Corp.	1,950	197,925
Chevron Corp.	3,000	227,490
Consol Energy, Inc.	2,500	106,650
Exxon Mobil Corp.	500	33,490
Marathon Oil Corp.	5,000	158,200
		723,755
Energy Equipment & Services - 2.5%
Noble Corp. (b)	4,400	184,008
Schlumberger Ltd.(b)	2,000	126,920
		310,928
Financial Services - 1.8%
American Express Co.	4,000	165,040
Hudson City Bancorp	4,000	56,640

		221,680
Food Service - 3.7%
McDonald's Corp.	4,000	266,880
Yum Brands, Inc.	5,000	191,650
		458,530
Food Wholesale - 0.8%
Sysco Corp.	3,300	97,350

Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	3,300	192,060

Health Care Services - 6.4%
AmerisourceBergen Corp.	3,300	95,436
Johnson & Johnson	4,400	286,880
Medco Health Solutions, Inc. (a)	3,500	225,960
UnitedHealth Group, Inc.	5,500	179,685
		787,961
Instrumentation - 1.3%
Thermo Fisher Scientific, Inc. (a)	3,000	154,320

Insurance - 1.7%
Aflac, Inc.	2,500	135,725
Fidelity National Financial, Inc.	5,000	74,100
		209,825
Leisure - 0.8%
Carnival Corp. (b)	2,500	97,200

Machinery - 4.2%
Caterpillar, Inc.	2,000	125,700
Flowserve Corp.	2,000	220,540
Joy Global, Inc.	3,000	169,800
		516,040
Metals & Mining - 2.8%
Freeport-McMoRan Copper & Gold, Inc.	2,500	208,850
Nucor Corp.	1,650	74,877
United States Steel Corp.	1,000	63,520
		347,247
Office Equipment - 9.6%
Apple, Inc. (a)	2,100	493,353
EMC Corp. (a)	12,500	225,500
Western Digital Corp. (a)	7,500	292,425
Xyratex Ltd. (a) (b)	10,000	169,300
		1,180,578
Retail - 3.1%
Macys, Inc.	10,000	217,700
Target Corp.	3,000	157,800
		375,500
Semiconductors - 5.6%
Atheros Communications, Inc. (a)	3,000	116,130
Intel Corp.	12,000	267,120
KLA-Tencor Corp.	5,000	154,600
MEMC Electronic Materials, Inc. (a)	10,000	153,300
		691,150
Services - 6.2%
Amazon.com, Inc. (a)	1,250	169,662
Computer Sciences Corp. (a)	4,000	217,960
Google, Inc. (a)	650	368,557
		756,179

Software - 6.5%
Activision Blizzard, Inc.	7,500	90,450
Adobe Sys, Inc. (a)	3,500	123,795
Microsoft Corp.	11,000	321,970
Oracle Corp.	10,000	256,900
		793,115
Specialty Retail - 4.3%
Coach, Inc.	3,300	130,416
Home Depot, Inc.	6,000	194,100
Nike, Inc. - Class B	1,500	110,250
Sotheby's	3,000	93,270
		528,036
Telecommunications - 3.8%
America Movil S.A. de C.V. - ADR (b)	4,000	201,360
Cisco Systems, Inc. (a)	8,500	221,255
Corning, Inc.	2,000	40,420
		463,035
Transportation - 3.6%
Cummins, Inc.	2,500	154,875
J.B. Hunt Transport Services, Inc.	5,000	179,400
Norfolk Southern Corp.	2,000	111,780
		446,055

TOTAL COMMON STOCKS (Cost $8,432,042)		$12,064,145

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund 0.00% (c)	134,716	$134,716
TOTAL SHORT TERM INVESTMENTS (Cost $134,716)		$134,716

Total Investments (Cost $8,566,758) - 99.4%		$12,198,861
Other Assets in Excess of Liabilities - 0.6%		69,878
TOTAL NET ASSETS - 100.0%		$12,268,739

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign Domiciled
(c)	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2010

On March 31, 2010, the cost of investments for federal income tax purposes was approximately $8,566,758. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows:

	Unrealized appreciation	$ 3,720,638
	Unrealized depreciation	(88,535)
	Net unrealized depreciation	$ 3,632,103

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the Fund's investments are summarized in the following three broad categories:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. As of March 31, 2010, the Fund's investments were classified as follows:

Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks*	$ 12,064,145	$ -	$ -	$ 12,064,145
Short-Term Investments	134,716	-	-	134,716
Total Investments	$ 12,198,861	$ -	$ -	$ 12,198,861

* Please see above for further industry breakout.
Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           The Wall Street Fund, Inc.

By (Signature and Title)                      /s/ Robert P. Morse
Robert P. Morse, President

Date                                                        May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Robert P. Morse
Robert P. Morse, President

Date                                                        May 24, 2010

By (Signature and Title)*                   /s/ Jian H. Wang
Jian H. Wang, Treasurer

Date                                                         May 24, 2010

* Print the name and title of each signing officer under his or her signature.